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Allison M Fumai Partner allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

October 7, 2014

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:         ARK ETF Trust

Securities Act File No. 333-191019

Investment Company Act File No. 811-22883

Ladies and Gentlemen:

On behalf of ARK ETF Trust (the “Trust”), attached herewith for filing is the Post-Effective Amendment No. 1 to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 6 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A, together with exhibits thereto (the “Amendment”).

The interactive data file included as an exhibit to the Amendment relates to the prospectus for ARK Innovation ETF, ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF and ARK Web x.0 ETF, each a series of the Trust.

In connection with the filing of the Amendment, we hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act. No fees are required in connection with this filing.

If you have any questions, please do not hesitate to contact Allison M. Fumai at (212) 698-3526.

Very truly yours,

/s/ Allison M. Fumai

Allison M. Fumai